Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 26,237	$ 23,097	$ 20,278
Taxable securities	2,371	2,374	2,598
Nontaxable securities	608	680	646
Other	421	289	110
Total interest and dividend income	29,637	26,440	23,632
INTEREST EXPENSE
Deposits	2,372	1,344	1,006
Short-term borrowings	333	149	73
Other borrowings	181	495	394
Total interest expense	2,886	1,988	1,473
NET INTEREST INCOME	26,751	24,452	22,159
Provision for loan losses	1,316	1,145	493
Net interest income, after provision for loan losses	25,435	23,307	21,666
NONINTEREST INCOME
Securities gains			1
Gain on sale of loans, net	307	296	309
Earnings on bank owned life insurance	336	357	276
Unrealized loss on equity securities	(6)
Other income	760	674	596
Total noninterest income	4,758	4,340	4,296
NONINTEREST EXPENSES
Salaries and employee benefits	10,895	10,009	9,354
Occupancy expense	833	869	973
Equipment expense	597	665	679
Professional and director fees	1,029	963	832
Financial institutions and franchise tax	564	523	427
Marketing and public relations	508	401	415
Software expense	893	879	799
Debit card expense	537	535	445
Amortization of intangible assets	101	116	121
FDIC insurance expense	276	225	282
Other expenses	2,285	2,131	1,928
Total noninterest expenses	18,518	17,316	16,255
INCOME BEFORE INCOME TAXES	11,675	10,331	9,707
FEDERAL INCOME TAX PROVISION	2,263	3,230	2,969
NET INCOME	$ 9,412	$ 7,101	$ 6,738
EARNING PER SHARE
Basic and diluted	$ 3.43	$ 2.59	$ 2.46
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income	$ 1,182	$ 1,133	$ 1,166
Fiduciary and Trust [Member]
NONINTEREST INCOME
Noninterest income	863	687	861
Debit Card [Member]
NONINTEREST INCOME
Noninterest income	$ 1,316	$ 1,193	$ 1,087